N-2	Dec. 31, 2022 shares
Cover [Abstract]
Entity Central Index Key	0000916183
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PIMCO Strategic Income Fund, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
The Fund’s primary investment objective is to generate a level of income that is higher than that generated by high quality, intermediate-term U.S. debt securities. The Fund also seeks capital appreciation to the extent consistent with this objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:
»	Interest rate exposure, most notably short exposure focused in the intermediate and long portions of the curve contributed to absolute performance as rates rose.
»	Exposure to external emerging market debt contributed to absolute performance as the sector posted positive performance.
»	Security selection within U.S. commercial mortgage credit contributed to absolute performance as the securities posted positive returns.
»	Exposure to agency residential mortgage securities detracted from absolute performance as the sector posted negative performance.
»	Exposure to bank capital detracted from absolute performance as the sector posted negative performance.
»	Exposure to asset-backed securities detracted from absolute performance as the sector posted negative performance.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	45,198